Fees Summary	Jan. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 95,810,320.88
Previously Paid Amount	0.00
Total Fee Amount	14,668.56
Total Offset Amount	0.00
Net Fee	$ 14,668.56